Risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 8,357.6
Drawn down facilities			6,282.9
Undrawn committed credit facilities			2,074.7		£ 1,163.8
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		$ 450	£ 353.3
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		$ 272	£ 213.1
Interest rate	5.125%	5.125%	5.125%	5.125%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 600		£ 539.1
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 750		£ 673.9
Interest rate	2.25%	2.25%	2.25%	2.25%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		$ 750	£ 588.4
Interest rate	3.75%	3.75%	3.75%	3.75%
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 750		£ 673.9
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		$ 500	£ 392.3
Interest rate	3.625%	3.625%	3.625%	3.625%
US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		$ 812	£ 637.4
Interest rate	4.75%	4.75%	4.75%	4.75%
US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available		$ 2,500	£ 1,961.4
Sterling bonds due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 200.0
Interest rate	6.375%	6.375%	6.375%	6.375%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.32%	0.32%	0.32%	0.32%
Floating basis	3m EURIBOR
Total committed facilities available	€ 250		£ 224.6
Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 600		£ 539.1
Interest rate	0.75%	0.75%	0.75%	0.75%
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 287.3
Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	€ 500		£ 449.2
Interest rate	1.375%	1.375%	1.375%	1.375%
Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Floating basis	3m EURIBOR
Total committed facilities available	€ 250		£ 224.6
Australian revolving credit facilities due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 150
Australian revolving credit facilities due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 370
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			622.0
Drawn down facilities			571.1
Within one year [member] | Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			539.1
Within one year [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			82.9
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			424.6
Drawn down facilities			424.6
Between one and two years [member] | Sterling bonds due November 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			200.0
Between one and two years [member] | Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			224.6
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			2,803.2
Drawn down facilities			779.4
Between two and three years [member] | US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			637.4
Between two and three years [member] | US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			1,961.4
Between two and three years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			204.4
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			616.9
Drawn down facilities			616.9
Between three and four years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			392.3
Between three and four years [member] | Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			224.6
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			3,890.9
Drawn down facilities			3,890.9
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			353.3
Later than four years [member] | US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			213.1
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			539.1
Later than four years [member] | Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			673.9
Later than four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			588.4
Later than four years [member] | Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			673.9
Later than four years [member] | Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available			£ 449.2